Note 5 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Allowance for Credit Losses [Text Block]
(5
)
Allowance
for
Loan
Losses

Changes in the allowance for loan losses for the years ended
December
31
are as follows:

	201 6	2015	2014

Balance, Beginning of Year	$8,603,905	$8,802,316	$11,805,986

Provision for Loan Losses	1,062,000	865,500	1,308,000
Loans Charged Off	(2,087,850)	(2,083,347)	(5,104,491)
Recoveries of Loans Previously Charged Off	1,345,238	1,019,436	792,821

Balance, End of Year	$8,923,293	$8,603,905	$8,802,316

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended
December
31.
Allocation of a portion of the allowance to
one
category of loans does not preclude its availability to absorb losses in other loan categories and periodically may
result in reallocation within the provision categories.

2016	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293

2015

Commercial and Agricultur al
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905

2014	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$1,017,073	$(624,944)	$76,002	$29,430	$497,561
Agricultural	293,886	-	2,700	7,586	304,172

Real Estate
Commercial Construction	1,782,179	(1,543,099)	485,005	498,610	1,222,695
Residential Construction	138,092	-	-	-	138,092
Commercial	4,379,276	(1,326,825)	90,042	522,284	3,664,777
Residential	3,278,269	(1,033,966)	31,127	149,897	2,425,327
Farmland	311,494	(233,580)	20,000	5,886	103,800

Consumer and Other
Consumer	243,253	(342,077)	72,477	93,261	66,914
Other	362,464	-	15,468	1,046	378,978

	$11,805,986	$(5,104,491)	$792,821	$1,308,000	$8,802,316

The Company’s allowance for loan losses consists of specific valuation allowances established for probable losses on specific loans and historical valuation allowances for other loans with similar risk characteristics. During the first
quarter of
2016
Company management implemented a change to its allowance for loan loss methodology by expanding the historical loss period from a rolling
8
quarters to
16
quarters. Management believes the longer historical loss period better reflects the current and expected loss behavior of the loan portfolio within the current credit cycle. The transition to a rolling
16
quarter loss period will be complete in the
first
quarter of
2017.
As of
December
31,
2016,
this change in the historical loss period resulted in an increase to the allowance for loan losses of
$804,000.
The loss history period used at
December
31,
2015
and
2014
was based on the loss rate from the
eight
quarters ended
September
30,
2015
and
2014,
respectively.

Effective with the quarter ended
June
30,
2015,
the calculation of the amount needed in the Allowance for Loan Losses changed. Management determined that the segmentation method for the ASC
450
-
20
portion of the loan portfolio should be changed to bank call report categories. Prior to this change, the ASC
450
-
20
segmentation categorized loans by various non-owner occupied commercial real estate loan types and risk grades for the remainder of the ASC
450
-
20
portion of the portfolio. On the date of change,
June
30,
2015,
the change in methodology resulted in an increase to the calculated allowance for loan loss reserve of
$1,621,424.

During
2014,
management changed its methodology for calculating the allowance for loan losses to better reflect the estimated losses inherent in the portfolio.  Specific changes included:

●
Reducing the historical loss ratios by including loan loss recoveries in the calculation.  Previously, management included only the loan charge-off amount and did not consider the effect of subsequent recoveries.

●
Reducing the balance of those loans which are guaranteed by government agencies, such as SBA loans.  Previously, the entire balance of such loans was considered in the calculation of the general reserves; however, beginning in
2014,
only the nonguaranteed portion of these loans is subject to the loss calculation.

Management feels these changes better align the calculation of the allowance for loan losses with the direction of the loan portfolio.  These changes did not result in a significant change to the recorded allowance for loan loss balance.

The Company determines its individual reserves during its quarterly review of substandard loans. This process involves reviewing all loans with a risk grade of
6
or greater and an outstanding balance of
$250,000
or more, regardless of the loans impairment classification.

Since not all loans in the substandard category are considered impaired, this quarterly review process may
result in the identification of specific reserves on nonimpaired loans. Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and, therefore, makes specific allocations to the allowance for those loans if warranted. The total of such loans is
$10,786,699
and
$11,155,813
as of
December
31,
2016
and
2015,
respectively. Specific allowance allocations were made for these loans totaling
$632,706
and
$276,731
as of
December
31,
2016
and
2015,
respectively. Since these loans are not considered impaired, both the loan balance and related specific allocation are included in the “Collectively Evaluated for Impairment” column of the following tables.

At
December
31,
2016,
there were
160
impaired loans totaling
$4,204,156
below the
$250,000
review threshold which were not individually reviewed for impairment. Those loans were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables. Likewise, at
December
31,
2015
and
2014,
impaired loans totaling
$3,744,733
and
$3,885,411,
respectively, were below the
$250,000
review threshold and were subject to the Bank’s general loan loss reserve methodology and are included in the “Collectively Evaluated for Impairment” column of the following tables.

	Ending Allowance Balance			Ending Loan Balance
201 6	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for I mpairment	Total

Commercial and Agricultural
Commercial	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultural	-	167,692	167,692	-	17,079,579	17,079,579

Real Estate
Commercial Construction	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercial	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residential	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmland	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Other
Consumer	-	80,265	80,265	-	19,695,241	19,695,241
Other	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balance	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563

	Ending Allowance Balance			Ending Loan Balance
2015	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultural	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estate
Commercial Construction	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Construction	-	19,890	19,890	-	9,413,263	9,413,263
Commercial	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residential	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmland	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Other
Consumer	-	63,377	63,377	-	20,605,465	20,605,465
Other	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balance	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595

2014

Commercial and Agricultural
Commercial	$96,580	$400,981	$497,561	$96,580	$50,863,685	$50,960,265
Agricultural	-	304,172	304,172	-	16,689,444	16,689,444

Real Estate
Commercial Construction	53,947	1,168,748	1,222,695	3,384,377	47,874,593	51,258,970
Residential Construction	-	138,092	138,092	-	11,220,683	11,220,683
Commercial	456,941	3,207,836	3,664,777	21,693,061	310,537,786	332,230,847
Residential	414,684	2,010,643	2,425,327	7,559,965	196,192,655	203,752,620
Farmland	28,962	74,838	103,800	1,700,793	48,250,191	49,950,984

Consumer and Other
Consumer	-	66,914	66,914	-	22,820,314	22,820,314
Other	-	378,978	378,978	-	7,209,682	7,209,682

Total End of Year Balance	$1,051,114	$7,751,202	$8,802,316	$34,434,776	$711,659,033	$746,093,809